Exhibit 99.1

Santander Drive Auto Receivables Trust 2021-2

Class A-1 0.14178% Asset Backed Notes

Class A-2 0.28% Asset Backed Notes

Class A-3 0.34% Asset Backed Notes

Class B 0.59% Asset Backed Notes

Class C 0.90% Asset Backed Notes

Class D 1.35% Asset Backed Notes

Class E 2.40% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2021-2, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Citibank, N.A., as Indenture Trustee, dated as of May 26, 2021. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	09/01/2022
Collection Period Ending:	09/30/2022
Previous Payment/Close Date:	09/15/2022
Payment Date	10/17/2022
Days of Interest for Period:	32
Days in Collection Period:	30
Months Seasoned:	17

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	111,063	04/30/2021	05/26/2021	2,312,647,393.82

Total	111,063			2,312,647,393.82

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	1,153,342,006.39

{2} Payments Received									{2}	40,438,337.17
{3} Repurchased Receivables									{3}	78,104.27
{4} Defaulted Receivables									{4}	12,406,683.12
{5} Cram Down Losses and Other Principal Adjustments									{5}	(2,049.43)
{6} Other Receivables adjustments									{6}	—

{7} Total Principal distributable amount										{7}	52,921,075.13

{8} End of period aggregate Principal Balance										{8}	1,100,420,931.26

{9} Pool Factor										{9}	0.475827

II. NOTE BALANCE CALCULATION
				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance			{10}	256,000,000.00	606,680,000.00	280,920,000.00	208,140,000.00	329,550,000.00	319,150,000.00	138,760,000.00	2,139,200,000.00

{11} Beginning of period Note Balance			{11}	—	—	—	198,557,964.75	329,550,000.00	319,150,000.00	138,760,000.00	986,017,964.75
{12} First Allocation of Principal			{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal			{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal			{17}	—	—	—	46,835,151.49	—	—	—	46,835,151.49
{18} Optional Purchase payment			{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance			{19}	—	—	—	151,722,813.26	329,550,000.00	319,150,000.00	138,760,000.00	939,182,813.26
{20} Note Pool Factors			{20}	—	—	—	0.728946	1.000000	1.000000	1.000000	0.439035
{21} Principal payment per $1,000			{21}	—	—	—	225.02	—	—	—	21.89

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds (1)
{22} Principal Payments Received									{22}	40,438,337.17
{23} Net Liquidation Proceeds									{23}	6,030,690.44
{24} Principal on Repurchased Receivables									{24}	102,235.02
{25} Interest on Repurchased Receivables									{25}	339.66
{26} Interest collected on Receivables									{26}	13,957,147.60
{27} Other amounts received									{27}	46,050.32
{28} Optional Purchase Price									{28}	—
{29} Reserve Account Excess Amount									{29}	—
{30} Reserve Account Draw Amount									{30}	—

{31} Total Available Funds										{31}	60,574,800.21
(1) As of the date hereof and during the entirety of the Collection Period, the Monthly Remittance Condition as defined in the Sale and Servicing Agreement, was satisfied.

Distributions
{32} Indenture Trustee Fee									{32}	—
{33} Owner Trustee Fee									{33}	—
{34} Asset Representations Reviewer Fee									{34}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{35}	2,883,355.02	—	—	2,883,355.02					{35}	2,883,355.02

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{36}	Class A-1	—	0.14178%	32	ACT/360	—			{36}	—
{37}	Class A-2	—	0.28%	30	30 / 360	—			{37}	—
{38}	Class A-3	—	0.34%	30	30 / 360	—			{38}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{39}	Class A-1	—	—	—					{39}	—
{40}	Class A-2	—	—	—					{40}	—
{41}	Class A-3	—	—	—					{41}	—

{42} First Allocation of Principal									{42}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{43}	Class B	198,557,964.75	0.59%	30	30 / 360	97,624.33			{43}	97,624.33

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{44}	Class B	—	—	—					{44}	—

{45} Second Allocation of Principal									{45}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{46}	Class C	329,550,000.00	0.90%	30	30 / 360	247,162.50			{46}	247,162.50

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{47}	Class C	—	—	—					{47}	—

{48} Third Allocation of Principal									{48}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{49}	Class D	319,150,000.00	1.35%	30	30 / 360	359,043.75			{49}	359,043.75

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{50}	Class D	—	—	—					{50}	—

{51} Fourth Allocation of Principal									{51}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{52}	Class E	138,760,000.00	2.40%	30	30 / 360	277,520.00			{52}	277,520.00

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{53}	Class E	—	—	—					{53}	—

{54} Fifth Allocation of Principal									{54}	—

{55} Reserve Account deposit									{55}	—
{56} Regular Allocation of Principal									{56}	46,835,151.49
{57} Optional Purchase Amount									{57}	—
{58} Distribution to Residual Interestholder									{58}	9,874,943.12

{59} Total Distribution Amount										{59}	60,574,800.21

IV. RECONCILIATION OF RESERVE ACCOUNT

{60} Beginning of period Reserve Account balance							{60}	23,126,473.94
{61} Deposit to Reserve Account							{61}	—
{62} Release from Reserve Account							{62}	—

{63} End of period Reserve Account balance										{63}	23,126,473.94

{64} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)										{64}	23,126,473.94
{65} Change in Reserve Account balance from prior period										{65}	—

V. OVERCOLLATERALIZATION

{66} Targeted Overcollateralization equal to the sum of:										{66}	161,238,118.00
{67} (a) 11.50% of the Principal Balance of the Receivables at the end of the Collection Period and									{67}	126,548,407.09
{68} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date									{68}	34,689,710.91

{69} End of period Principal Balance of the Receivables										{69}	1,100,420,931.26
{70} End of period Note Balance										{70}	939,182,813.26
{71} Overcollateralization amount at the end of the Collection Period										{71}	161,238,118.00
{72} Overcollateralization % at the end of the Collection Period										{72}	14.65%

VI. STATISTICAL DATA

									Original	Previous	Current
{73} Principal Balance of the Receivables								{73}	2,312,647,393.82	1,153,342,006.39	1,100,420,931.26
{74} Weighted average coupon of the Receivables								{74}	14.85%	14.55%	14.52%
{75} Weighted average original term of the Receivables								{75}	71.38	71.46	71.46
{76} Weighted average remaining term of the Receivables								{76}	65.60	52.31	51.42
{77} Number of Receivables								{77}	111,063	63,587	61,165

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{78} 31-60 days								{78}	5,147	97,587,371.63	8.87%
{79} 61-90 days								{79}	2,128	41,125,803.46	3.74%
{80} 91-120 days								{80}	905	16,648,359.08	1.51%
{81} 121 + days delinquent								{81}	—	—	0.00%
{82} Total								{82}	8,180	155,361,534.17	14.12%

{83} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{83}	61,568,669.57
{84} Delinquency Percentage as of the End of the Collection Period										{84}	5.60%
{85} Delinquency Trigger										{85}	24.00%
{86} Delinquency Trigger Occurred										{86}	No

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{87} Beginning of period Repossessed Inventory									{87}	628	13,007,423.45
{88} Vehicles Repossessed in current period									{88}	544	10,863,173.33
{89} Repossessed vehicles sold in current period									{89}	364	7,571,409.06
{90} Repossessed vehicles reinstated in current period									{90}	163	3,068,043.16
{91} Repossessed vehicle adjustment in current period									{91}	—	(3,899.57)
{92} End of period Repossessed Inventory									{92}	645	13,227,244.99

IX. CUMULATIVE NET LOSS RATIO
			Units (a)	Dollars (a)
{93} Receivables becoming Defaulted Receivables during period		{93}	663	12,406,683.12
{94} Cram Down Losses occurring during period		{94}	44	(2,049.43)
{95} Net Liquidation Proceeds collected during period		{95}	1,549	6,030,690.44
{96} Net losses during period		{96}		6,373,943.25
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{97} Current Period Net Loss Ratio	{97}	6,373,943.25	1,126,881,468.83	0.57%

{98} Prior Period Net Loss Ratio	{98}	5,787,995.75	1,182,029,991.01	0.49%
{99} Second Prior Period Net Loss Ratio	{99}	5,005,840.37	1,239,710,624.67	0.40%
{100} Third Prior Period Net Loss Ratio	{100}	4,436,542.15	1,301,290,975.77	0.34%
{101} Rolling 3 prior month average Net Loss Ratio	{101}			0.41%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{102} Cumulative Net losses since Cut-off Date (beginning of period)			{102}	74,731,038.62
{103} Net losses during period			{103}	6,373,943.25
{104} Other Adjustments			{104}	(24,130.75)
{105} Cumulative Net losses since Cut-off Date (end of period)			{105}	81,080,851.12

{106} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{106}	3.51%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or a wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the requirements of the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”), (b) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of Regulation (EU) 2017/2402 of the European Parliament and of the Council of December 12, 2017 (the “EU Securitization Regulation”) and all relevant implementing regulations in relation thereto, all regulatory technical standards and implementing technical standards in relation thereto or applicable in relation thereto pursuant to any transitional arrangements made pursuant to the EU Securitization Regulation and, in each case, any relevant guidance published in relation thereto (collectively, together with the EU Securitization Regulation, the “EU SR Rules”), each as in effect and applicable on the Closing Date, and (c) in order to enable compliance by affected institutional investors with certain provisions of Articles 5 and 6 of the EU Securitization Regulation as it forms part of UK domestic law by operation of the European Withdrawal Act 2018 (as amended, “EUWA”) and as amended by the Securitisation (Amendment) (EU Exit) Regulations 2019 (the “UK Securitization Regulation”) and (i) all applicable binding technical standards made under the UK Securitization Regulation, (ii) any EU regulatory technical standards or implementing technical standards relating to the EU Securitization Regulation forming part of UK domestic law by operation of the EUWA, (iii) all relevant guidance, policy statements or directions relating to the application of the UK Securitization Regulation (or any binding technical standards) published by the Financial Conduct Authority and/or the Prudential Regulation Authority (or their successors), (iv) any guidelines relating to the application of the EU Securitization Regulation which are applicable in the UK, (v) any other transitional, saving or other provision relevant to the UK Securitization Regulation by virtue of operation of the EUWA and (vi) any other applicable laws, acts, statutory instruments, rules, guidance or policy statements published or enacted relating to the UK Securitization Regulation (collectively, together with the UK Securitization Regulation, the “UK SR Rules”), each as in effect and applicable on the Closing Date. The portion of the Certificates being retained to satisfy the requirements of Regulation RR, the EU SR Rules and the UK SR Rules is referred to herein as the “Retained Interest.”

As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU SR Rules and the UK SR Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR, those EU SR Rules and those UK SR Rules.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2021-2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the current monthly distribution period. Please refer to the Form ABS-15G filed by the Securitizer on January 28, 2022 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Mark McCastlain
Name:	Mark Mccastlain
Title:	Senior Vice President, Treasury
Date:	October 13, 2022

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: September 30, 2022

Transaction Name	End of period aggregate Principal Balance	Beginning Number of Receivables	End of period aggregate Principal Balance of Extended Loans	Number of Extended Loans	Extension Rate (1)
SDART 2018-4	111,205,300.11	11,405	1,614,895.22	124	1.45%
SDART 2018-5	131,043,623.86	12,476	1,865,888.64	131	1.42%
SDART 2019-1	156,371,442.65	13,518	2,322,078.46	155	1.48%
SDART 2019-2	211,979,557.38	18,125	3,275,807.89	220	1.55%
SDART 2019-3	221,336,931.42	18,552	3,207,447.92	190	1.45%
SDART 2020-1	340,250,841.36	24,641	4,934,540.51	271	1.45%
SDART 2020-2	501,029,831.61	35,200	7,054,587.74	418	1.41%
SDART 2020-3	729,772,836.48	46,897	9,433,039.36	505	1.29%
SDART 2020-4	648,142,937.42	37,927	10,697,268.81	512	1.65%
SDART 2021-1	894,478,183.58	51,551	14,217,457.17	680	1.59%
SDART 2021-2	1,100,420,931.26	63,587	18,332,702.55	871	1.67%
SDART 2021-3	1,468,595,260.49	85,598	27,286,079.82	1,325	1.86%
SDART 2021-4	1,287,079,502.27	63,959	24,919,059.13	1,055	1.94%
SDART 2022-1	1,343,002,068.05	65,114	28,186,011.91	1,142	2.10%
SDART 2022-2	1,675,568,402.87	78,942	34,843,902.90	1,327	2.08%
SDART 2022-3	1,466,064,181.09	68,364	24,100,189.94	992	1.64%
SDART 2022-4	1,820,190,395.30	78,477	11,229,297.11	526	0.62%
SDART 2022-5	2,111,870,317.80	87,784	10,383,588.37	462	0.49%
SDART 2022-6	2,016,527,187.95	75,962	3,472,725.15	158	0.17%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance